Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Corporate Bonds (0.9%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.2%)
United Airlines Pass Through Trust, Series 2016-2, Class A
3.100%, 4/7/30	178,855	168
United Airlines Pass Through Trust, Series 2016-2, Class AA
2.875%, 4/7/30	178,855	166

Total		334

Financial (0.2%)
MET Tower Global Funding
1.825%, (US SOFR plus 0.550%), 1/17/23 144A	300,000	273

Total		273

Industrial (0.4%)
Vessel Management Services, Inc.
3.432%, 8/15/36	459,000	533

Total		533

Utilities (0.1%)
Duke Energy Florida LLC
2.500%, 12/1/29	200,000	197

Total		197

Total Corporate Bonds (Cost: $1,317)		1,337

Governments (133.6%)

Governments (133.6%)
Federal National Mortgage Association
5.625%, 4/17/28	100,000	133
Residual Funding Corp. Stripped
0.000%, 4/15/30	4,800,000	4,122
0.000%, 10/15/20	2,000,000	1,994
Resolution Funding Corp. Stripped
0.000%, 4/15/28	400,000	358
Tennessee Valley Authority Stripped
0.000%, 5/1/30	500,000	411
US Treasury
1.875%, 7/31/22	8,000,000	8,298
2.000%, 10/31/21 b	3,800,000	3,906
2.000%, 6/30/24	700,000	749
2.125%, 8/15/21	400,000	411
2.125%, 3/31/24	1,000,000	1,071
2.125%, 5/15/25	410,000	445
2.500%, 2/15/45	3,010,000	3,759
2.500%, 2/15/46	940,000	1,182
2.500%, 5/15/46	1,710,000	2,151
2.625%, 12/31/23	400,000	434
2.750%, 8/15/42	300,000	387
2.750%, 11/15/42	800,000	1,033
2.875%, 5/15/43	17,000,000	22,401
2.875%, 8/15/45	5,180,000	6,926
2.875%, 5/15/49	1,350,000	1,844
3.000%, 5/15/42	530,000	711
3.000%, 11/15/44	2,010,000	2,721
3.000%, 5/15/45	500,000	680
3.000%, 11/15/45	370,000	506

Governments (133.6%)	Shares/ Par +	Value $ (000’s)

Governments continued
3.000%, 2/15/48	330,000	457
3.000%, 8/15/48	700,000	973
3.000%, 9/30/25	100,000	114
3.000%, 10/31/25	120,000	137
3.125%, 2/15/42	300,000	410
3.125%, 2/15/43	10,710,000	14,648
3.125%, 8/15/44 b	27,690,000	38,172
3.125%, 5/15/48	2,430,000	3,445
3.375%, 5/15/44 b	20,790,000	29,722
3.500%, 2/15/39	50,000	71
3.625%, 8/15/43	6,250,000	9,216
3.625%, 2/15/44	670,000	991
3.750%, 11/15/43	12,960,000	19,487
3.875%, 8/15/40	40,000	60
4.250%, 11/15/40	2,400,000	3,772
4.375%, 2/15/38	2,240,000	3,495
4.500%, 5/15/38	1,440,000	2,281
US Treasury Inflation Index Bond
0.125%, 4/15/22	318,186	314
0.375%, 1/15/27	74,747	77
0.375%, 7/15/27	643,215	662
0.500%, 1/15/28	1,087,767	1,134
0.625%, 1/15/26	32,567	34
0.750%, 7/15/28	1,346,418	1,442
0.875%, 1/15/29	500,550	544
1.000%, 2/15/48	418,400	516
1.000%, 2/15/49	102,505	128
1.375%, 2/15/44	143,878	185
1.750%, 1/15/28	443,243	504
2.500%, 1/15/29	408,473	502
3.625%, 4/15/28	159,477	205
US Treasury Stripped
0.000%, 8/15/34	850,000	730
0.000%, 11/15/43	700,000	506

Total		201,567

Total Governments (Cost: $164,341)		201,567

Structured Products (24.1%)

Asset Backed Securities (0.9%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	69,919	66
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
2.744%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	41,915	42
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, 12/16/24 144A	600,000	597
SLM Student Loan Trust, Series 2003-7A, Class A5A
1.941%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	106,362	103

Long-Term U.S. Government Bond Portfolio

Structured Products (24.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.900%, (AFC), 10/25/59 144A	187,316	183
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1
3.000%, (AFC), 11/25/59 144A	273,682	271

Total		1,262

Mortgage Securities (23.2%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	307
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.778%, (CSTR), 11/10/31 144A	600,000	581
COMM Mortgage Trust, Series 2018-HOME, Class A
3.815%, (AFC), 4/10/33 144A	200,000	217
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	688
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
3.885%, (CSTR), 7/25/33	792	1
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	792
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	221,435	253
Federal Home Loan Mortgage Corp., Series 3759, Class FB
1.205%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	43,256	43
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	2,494
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,491,242	2,854
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	744,890	893
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	709,259	747
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
3.366%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	8,270	9
Federal National Mortgage Association
3.090%, 12/1/36	600,000	670
3.600%, 2/1/40	615,726	708
5.000%, 6/1/35	46,184	51
5.000%, 2/1/36	71,688	80
5.500%, 5/1/49	73,953	81
Federal National Mortgage Association TBA
2.500%, 5/13/50	2,200,000	2,276
3.000%, 5/13/50	1,400,000	1,466

Structured Products (24.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 6/13/49	4,300,000	4,493
4.000%, 5/13/49	8,500,000	9,073
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	217,820	233
Federal National Mortgage Association, Series 2012-101, Class FC
1.447%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	70,090	71
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	986
Freddie Mac Military Housing Bonds
Resecuritization Trust, Series 2015-R1, Class A2
4.454%, (CSTR), 10/25/52 144A	578,707	651
Government National Mortgage Association, Series 2010-26, Class OW
0.000%, 2/20/40	534,337	484
Government National Mortgage Association, Series 2010-75, Class OA
0.000%, 9/20/35	388,810	360
GS Mortgage Securities Trust, Series 2015-590M, Class B
3.805%, (CSTR), 10/10/35 144A	300,000	285
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	300,000	278
Hilton USA Trust, Series 2016-HHV, Class C
4.194%, (CSTR), 11/5/38 144A	400,000	281
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
4.870%, (CSTR, AFC), 5/25/33	1,262	1
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB
3.514%, 12/15/49	700,000	733
Morgan Stanley Capital I Trust, Series 2018-MP, Class A
4.418%, (CSTR), 7/11/40 144A	100,000	102
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	655
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.750%, (AFC), 11/25/59 144A	198,505	199
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
1.410%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	3,487	3
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	837
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A
3.838%, (CSTR, AFC), 3/25/34	7,995	7
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	97

Total		35,040

Total Structured Products (Cost: $35,073)		36,302

Long-Term U.S. Government Bond Portfolio

Short-Term Investments (2.9%)	Shares/ Par +	Value $ (000’s)

Money Market Funds (2.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	4,447,674	4,448

Total		4,448

Total Short-Term Investments (Cost: $4,448)		4,448

Total Investments (161.5%) (Cost: $205,179)@		243,654

Other Assets, Less Liabilities (-61.5%)		(92,781)

Net Assets (100.0%)		150,873

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)

Federal National Mortgage Association TBA	3.500%	4/15/50	$(4,300)	$(4,460)	$(4,549)
Federal National Mortgage Association TBA	4.500%	4/15/50	(900)	(961)	(969)

			$(5,200)	$(5,421)	$(5,518)

Exchange Traded or Centrally Cleared Derivatives Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	4,800	48	6/20	$6,017	$(79)	$2
Ultra Ten-Year US Treasury Note Future	Short	USD	25,500	255	6/20	39,788	(2,252)	84
Ultra Long Term US Treasury Bond Future	Long	USD	1,700	17	6/20	3,044	6	(28)

							$(2,325)	$58

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

3-Month USD-LIBOR	1.250%	6/25	1,400	USD	$(5)	$(48)	$(53)	$(1)
3-Month USD-LIBOR	1.750%	12/26	3,110	USD	107	(349)	(242)	(1)
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	21	(255)	(234)	1
3-Month USD-LIBOR	2.000%	2/45	1,500	USD	(27)	(358)	(385)	12
3-Month USD-LIBOR	1.750%	6/47	600	USD	100	(229)	(129)	5
3-Month USD-LIBOR	2.384%	9/47	2,000	USD	97	(851)	(754)	19
3-Month USD-LIBOR	2.750%	12/47	800	USD	(25)	(355)	(380)	8

					$268	$(2,445)	$(2,177)	$43

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$45	$86	$131	$(2)	$(28)	$(30)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $7,463 representing 5.0% of the net assets.

b

Cash or securities with an aggregate value of $71,800 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $229,422 and the net unrealized appreciation of investments based on that cost was $4,213 which is comprised of $12,152 aggregate gross unrealized appreciation and $(7,939) aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Long-Term U.S. Government Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$1,337	$—
Governments	—	201,567	—
Structured Products	—	36,302	—
Short-Term Investments	4,448	—	—
Other Financial Instruments^
Futures	6	—	—

Total Assets:	$4,454	$239,206	$—

Liabilities:
Other Financial Instruments^
Futures	(2,331)	—	—
Interest Rate Swaps	—	(2,177)	—
Securities Sold Short	—	(5,518)	—

Total Liabilities:	$(2,331)	$(7,695)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand